Financial Instruments - Summary Of Contingent Consideration (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Contingent Consideration [Abstract]
Balance at the beginning of the year	₨ (2,293)	₨ 0
Additions	(2,533)	(2,293)
Reversals	468	0
Payouts	309	0
Finance expense recognized in statement of income	(117)	(25)
Translation adjustment	(163)	25
Balance at the end of the year	₨ (4,329)	₨ (2,293)